Loans Receivable, Net and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans Receivable, Net and Allowance for Loan Losses [Abstract]
Loans Receivable, Net and Allowance for Loan Losses
Note 6 - Loans Receivable, Net and Allowance for Loan Losses

The composition of net loans receivable at December 31, 2011 and 2010 is as follows:
	2011	2010
	(In Thousands)
Real estate loans:
One-to-four family residential:
Owner occupied	$12,153	$13,428
Non-owner occupied	29,606	26,263
Total one-to-four family residential	41,759	39,691

Multi-family (five or more) residential	3,715	3,226
Commercial real estate	18,200	18,773
Commercial lines of credit	1,654	1,854
Construction	5,263	5,773
Home equity loans	5,491	6,181
Total real estate loans	76,082	75,498

Auto loans	41	75
Loans secured by deposits	59	15
Total Loans	76,182	75,588

Deferred loan fees and costs	(38)	(7)
Allowance for loan losses	(805)	(871)

Net Loans	$75,339	$74,710

Following is a summary of changes in the allowance for loan losses for the year ended December 31, 2011 and 2010 (in thousands):

	December 31, 2011	December 31, 2010
Balance, beginning of the year	$871	$835
Provision for loan losses	137	114
Charge-offs	(203)	(78)
Recoveries	-	-
Net charge-offs	(203)	(78)

Balance, end of period	$805	$871

The following tables present the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of December 31, 2011 and December 31, 2010 (in thousands):

	December 31, 2011
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$10,792	$500	$297	$564	$12,153
One-to-four family residential non-owner occupied	28,041	325	1,067	173	29,606
Multi-family residential	3,514	201	-	-	3,715
Commercial real estate and lines of credit	18,733	694	427	-	19,854
Construction	5,023	240	-	-	5,263
Home equity	4,862	52	577	-	5,491
Consumer non-real estate	89	11	-	-	100
	$71,054	$2,023	$2,368	$737	$76,182

	December 31, 2010
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$12,139	$742	$79	$468	$13,428
One-to-four family residential non-owner occupied	24,700	109	1,079	375	26,263
Multi-family residential	3,022	204	-	-	3,226
Commercial real estate and lines of credit	20,202	318	107	-	20,627
Construction	5,773	-	-	-	5,773
Home equity	5,757	350	74	-	6,181
Consumer non-real estate	75	-	15	-	90
	$71,668	$1,723	$1,354	$843	$75,588

The following tables summarize information in regards to impaired loans by loan portfolio class as of December 31, 2011 and December 31, 2010 (in thousands):

		December 31, 2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$-	$-	$-	$-	$-
One-to-four family residential non-owner occupied	-	-	-	-	-
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	-	-	-	-	-
Consumer non-real estate	-	-	-	-	-

With an allowance recorded:
One-to-four family residential owner occupied	$861	$861	$29	$867	$16
One-to-four family residential non-owner occupied	1,240	1,240	82	1,247	59
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	427	427	12	428	17
Construction	-	-	-	-	-
Home equity	577	577	46	586	29
Consumer non-real estate	-	-	-	-	-

Total:
One-to-four family residential owner occupied	$861	$861	$29	$867	$16
One-to-four family residential non-owner occupied	1,240	1,240	82	1,247	59
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	427	427	13	428	17
Construction	-	-	-	-	-
Home equity	577	577	46	586	29
Consumer non-real estate	-	-	-	-	-

		December 31, 2010
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$-	$-	$-	$-	$-
One-to-four family residential non-owner occupied	-	-	-	-	-
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	-	-	-	-	-
Consumer non-real estate	-	-	-	-	-

With an allowance recorded:
One-to-four family residential owner occupied	$547	$547	$108	$547	$12
One-to-four family residential non-owner occupied	1,454	1,454	136	1,462	76
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	107	107	1	108	6
Construction	-	-	-	-	-
Home equity	74	74	25	75	5
Consumer non-real estate	15	15	1	18	1

Total:
One-to-four family residential owner occupied	$547	$547	$108	$547	$12
One-to-four family residential non-owner occupied	1,454	1,454	136	1,462	76
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	107	107	1	108	6
Construction	-	-	-	-	-
Home equity	74	74	25	75	5
Consumer non-real estate	15	15	1	18	1

At December 31, 2011, the Company had nine loans totaling $937,000 identified as troubled debt restructurings (TDRs).  All nine loans are classified as impaired with one loan in the amount of $71,000 on non-accrual status.  Any TDR that is placed on non-accrual is not reverted back to accruing status until the borrower makes timely payments as contracted for at least six months and future collection under the revised terms is probable. None of the restructurings were made under a government assistance program. These restructurings were allowed in an effort to maximize the Company's ability to collect on loans where borrowers were experiencing financial difficulty. All the Company's TDRs as of December 31, 2011 have modifications with terms of interest-only payments for a period of six months. In some cases the modification terms may include a small payment of principal in addition to interest.  The following table presents the Company's TDR loans as of December 31, 2011 (dollar amounts in thousands):

		December 31, 2011
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance

One-to-four family residential owner occupied	1	$71	$71	$-	$1
One-to-four family residential non-owner occupied	5	617	-	617	16
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	3	249	-	249	3
Consumer non-real estate	-	-	-	-	-
Total	9	$937	$71	$866	$20

The contractual aging of the TDRs in accordance with their original terms as of December 31, 2011 is as follows (in thousands):

		December 31, 2011
	Current & Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non- Accrual	Total
One-to-four family residential owner occupied	$-	$-	$-	$71	$71
One-to-four family residential non-owner occupied	310	-	307	-	617
Multi-family residential	-	-	-	-	-
Commercial real estate and lines of credit	-	-	-	-	-
Construction	-	-	-	-	-
Home equity	-	182	67	-	249
Consumer non-real estate	-	-	-	-	-
Total	$310	$182	$374	$71	$937

The following table shows the data for TDR activity for the year ended December 31, 2011 (dollar amounts in thousands):

	Year Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
One-to-four family residential owner occupied	-	$-	$-
One-to-four family residential non-owner occupied	4	309	306
Multi-family residential	-	-	-
Commercial real estate and lines of credit	-	-	-
Construction	-	-	-
Home equity	3	251	249
Consumer non-real estate	-	-	-
Total	7	$560	$555

The reserve for an impaired TDR loan is based upon the present value of the future expected cash flows discounted at the loan's original effective rate or upon the fair value of the collateral less costs to sell, if the loan is deemed collateral dependent. At December 31, 2011, there were no commitments to lend additional funds to debtors whose terms have been modified as TDRs.

As of December 31, 2011 all of our loans classified as TDRs were performing in accordance with their modified terms.

The following tables summarize, by loan portfolio class, the changes in the allowance for loan losses and recorded investment in loans receivable for the years ended December 31, 2011 and December 31, 2010 (in thousands):

				December 31, 2011
	1-4 Family	1-4 Family		Commercial
	Residential	Residential	Multi-	Real Estate			Consumer
	Owner	Non-Owner	Family	and Lines of		Home	Non-Real
	Occupied	Occupied	Residential	Credit	Construction	Equity	Estate	Unallocated	Total
Allowance for loan losses:
Beginning balance	$185	$335	$23	$155	$40	$92	$1	$40	$871
Charge-offs	(93)	(110)	-	-	-	-	-	-	(203)
Recoveries	-	-	-	-	-	-	-	-	-
Provision	22	126	3	(7)	(5)	(9)	-	7	137
Ending balance	$114	$351	$26	$148	$35	$83	$1	$47	$805

Ending balance evaluated for impairment:
Individually	$29	$82	$-	$12	$-	$46	$-	$-	$169

Collectively	$85	$269	$26	$136	$35	$37	$1	$47	$636

Loans receivable: Ending balance	$12,153	$29,606	$3,715	$19,854	$5,263	$5,491	$100	$-	$76,182

Ending balance evaluated for impairment: Individually	$861	$1,240	$-	$427	$-	$577	$-	$-	$3,105

Collectively	$11,292	$28,366	$3,715	$19,427	$5,263	$4,914	$100	$-	$73,077

				December 31, 2010
	1-4 Family	1-4 Family		Commercial
	Residential	Residential	Multi-	Real Estate			Consumer
	Owner	Non-Owner	Family	and Lines of		Home	Non-Real
	Occupied	Occupied	Residential	Credit	Construction	Equity	Estate	Unallocated	Total
Allowance for loan losses:
Beginning balance	$84	$202	$22	$194	$35	$41	$1	$256	$835
Charge-offs	-	(78)	-	-	-	-	-	-	(78)
Recoveries	-	-	-	-	-	-	-	-	-
Provision	101	211	1	(39)	5	51	-	(216)	114
Ending balance	$185	$335	$23	$155	$40	$92	$1	$40	$871

Ending balance evaluated for impairment:
Individually	$108	$136	$-	$1	$-	$25	$1	$-	$271

Collectively	$77	$199	$23	$154	$40	$67	$-	$40	$600

Loans receivable: Ending balance	$13,428	$26,263	$3,226	$20,627	$5,773	$6,181	$90	$-	$75,588

Ending balance evaluated for impairment: Individually	$547	$1,454	$-	$107	$-	$74	$15	$-	$2,197

Collectively	$12,881	$24,809	$3,226	$20,520	$5,773	$6,107	$75	$-	$73,391

The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2011 and December 31, 2010 (in thousands):

	December 31, 2011	December 31, 2010
One-to-four family residential owner occupied	$808	$539
One-to-four family residential non-owner occupied	624	422
Multi-family residential	-	-
Commercial real estate and lines of credit	427	-
Construction	-	-
Home equity	256	23
Consumer non-real estate	-	-
	$2,115	$984

Non-performing loans, which consist of non-accruing loans plus accruing loans 90 days or more past due, amounted to $3.3 million and $1.5 million at December 31, 2011 and December 31, 2010, respectively.  For the delinquent loans in our portfolio, we have considered our ability to collect the past due interest, as well as the principal balance of the loan, in order to determine whether specific loans should be placed on non-accrual status. In cases where our evaluations have determined that the principal and interest balances are collectible, we have continued to accrue interest.

For the years ended December 31, 2011 and 2010, approximately $66,000 and $23,000 of interest income was recognized on non-accrual loans. Interest income foregone on non-accrual loans was approximately $76,000 and $50,000 for the years ended December 31, 2011 and 2010, respectively.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the past due status as of December 31, 2011 and December 31, 2010 (in thousands):

	December 31, 2011
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$1,009	$861	$1,870	$10,283	$12,153	$53
One-to-four family residential non- owner occupied	407	993	1,400	28,206	29,606	369
Multi-family residential	-	201	201	3,514	3,715	201
Commercial real estate and lines of credit	1,154	834	1,988	17,866	19,854	407
Construction	80	-	80	5,183	5,263	-
Home equity	524	440	964	4,527	5,491	184
Consumer non-real estate	11	-	11	89	100	-
	$3,185	$3,329	$6,514	$69,668	$76,182	$1,214

	December 31, 2010
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$810	$600	$1,410	$12,018	$13,428	$61
One-to-four family residential non- owner occupied	1,106	775	1,881	24,382	26,263	353
Multi-family residential	204	-	204	3,022	3,226	-
Commercial real estate and lines of credit	1,061	108	1,169	19,458	20,627	108
Construction	-	-	-	5,773	5,773	-
Home equity	437	23	460	5,721	6,181	-
Consumer non-real estate	15	-	15	75	90	-
	$3,633	$1,506	$5,139	$70,449	$75,588	$522